Hedging derivatives - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [abstract]
Macro cash flows hedge, position	€ 28,200
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	€ 756	€ 460	€ 729